OTHER EVENTS	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
OTHER EVENTS	OTHER EVENTS
33.1 Cybersecurity Event

On March 28th, 2022, the Company detected an unauthorized access to certain source code and project-related documentation for certain clients, as well as certain data files. As soon as such access was detected, the Company activated its security protocols and began conducting an exhaustive investigation. As of the date of issuance of these consolidated financial statements, although no formal claims relating to the incident have been received, it is not possible for us to determine at this point the potential economic impact, if any, of this incident on the Company.